Morgan Stanley Municipal Income Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2002

Dear Shareholder:

Over the 12 month span ended May 31, 2002, the U.S. economy experienced the impacts of recession and September 11 and recovery from each. Consumer spending and rebuilding of business inventories led to an economic rebound in the first quarter of 2002. A steady accumulation of generally positive economic news shows, in our view, that the recession, which began in March 2001, is widely regarded as having ended and that the recovery has begun.

The economic turnaround was fueled by monetary and fiscal policies, which sought to stimulate growth. The Federal Reserve Board's monetary policy aggressively cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. Congress provided fiscal stimulus by passing reductions in personal tax rates as well as a number of spending initiatives in the aftermath of the September attacks.

The Fed's actions and the Treasury Department's cessation of the 30-year bond auction led to a bond-market rally that dropped long-term interest rates to 40-year lows at the end of October. Within the fixed-income market, yields on short maturities declined the most and the yield curve steepened. In November and December, as the economy improved, the bond market reversed course and yields rose. However, demand for fixed-income investments revived in 2002, because of stock-market volatility and Federal Reserve's go-slow approach to changing monetary policy.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index, which stood at 5.40 percent in May 2001 reached a low of 5.04 percent in October 2001. The Index yield increased to 5.45 percent in March 2002, but declined to 5.29 percent in May 2002 as the Fed's outlook shifted to neutral. Throughout the period, the slope of the municipal yield curve remained positive. The yield pick up for extending maturities from one to 30 years was 340 basis points, compared to 240 basis points last May.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries jumped from 94 percent in May 2001 to 104 percent in October. By the end of May 2002 the ratio had returned to 94 percent. The ratio of 10-year municipal bonds yields to Treasuries declined from 95 percent in October 2001 to 84 percent in May 2002.

Morgan Stanley Municipal Income Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

New-issue volume increased 43 percent, to $286 billion, during 2001. State and local government infrastructure and cash flow needs have contributed to the surge in underwriting activity. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume. New-issue volume for the first five months of 2002 reached $121 billion.

[30-YEAR BOND PERFORMANCE GRAPH]

                         30-YEAR BOND YIELDS 1997-2002

               Insured                  U.S.                Insured Municipal
              Municipal               Treasury            Yields/U.S. Treasury
               Yields                  Yields                Yields (Ratio)

                5.60%                   6.63%                    84.46%
1997            5.70                    6.79                     83.95
                5.65                    6.80                     83.09
                5.90                    7.10                     83.10
                5.75                    6.94                     82.85
                5.65                    6.91                     81.77
                5.60                    6.78                     82.60
                5.25                    6.29                     83.47
                5.48                    6.61                     82.90
                5.40                    6.40                     84.38
                5.35                    6.15                     86.99
                5.30                    6.05                     87.60
                5.15                    5.92                     86.99
1998            5.15                    5.80                     88.79
                5.20                    5.92                     87.84
                5.25                    5.93                     88.53
                5.35                    5.95                     89.92
                5.20                    5.80                     89.66
                5.20                    5.65                     92.04
                5.18                    5.71                     90.72
                5.03                    5.27                     95.45
                4.95                    5.00                     99.00
                5.05                    5.16                     97.87
                5.00                    5.06                     98.81
                5.05                    5.10                     99.02
1999            5.00                    5.09                     98.23
                5.10                    5.58                     91.40
                5.15                    5.63                     91.47
                5.20                    5.66                     91.87
                5.30                    5.83                     90.91
                5.47                    5.96                     91.78
                5.55                    6.10                     90.98
                5.75                    6.06                     94.88
                5.85                    6.05                     96.69
                6.03                    6.16                     97.89
                6.00                    6.29                     95.39
                5.97                    6.48                     92.13
2000            6.18                    6.49                     95.22
                6.04                    6.14                     98.37
                5.82                    5.83                     99.83
                5.91                    5.96                     99.16
                5.91                    6.01                     98.34
                5.84                    5.90                     98.98
                5.73                    5.78                     99.13
                5.62                    5.67                     99.12
                5.74                    5.89                     97.45
                5.65                    5.79                     97.58
                5.55                    5.61                     98.93
                5.27                    5.46                     96.52
2001            5.30                    5.50                     96.36
                5.27                    5.31                     99.25
                5.26                    5.44                     96.69
                5.45                    5.79                     94.13
                5.40                    5.75                     93.91
                5.35                    5.76                     92.88
                5.16                    5.52                     93.48
                5.07                    5.37                     94.41
                5.20                    5.42                     95.94
                5.04                    4.87                    103.49
                5.17                    5.29                     97.73
                5.36                    5.47                     97.99
2002            5.22                    5.43                     96.13
                5.14                    5.42                     94.83
                5.43                    5.80                     93.62
                5.30                    5.59                     94.81
                5.29                    5.62                     94.13

Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance

During the 12-month period ended May 31, 2002, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust (OIA) decreased from $8.03 to $7.88 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.57 per share, the Fund's total NAV return was 5.06 percent. OIA's value on the New York Stock Exchange (NYSE) decreased from $8.53 to $8.08 per share during this period. Based on this change plus reinvestment of tax-free dividends, OIA's total market return was 1.42 percent. As of May 31, 2002, OIA's share price was at a 2.5 percent premium to its NAV.

Morgan Stanley Municipal Income Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

Monthly dividends for the third quarter of 2002, declared in June, were unchanged at $0.0475 per share. The Fund's level of accumulated undistributed net investment income was $0.085 per share on May 31, 2002, versus $0.100 per share 12 months earlier.

Portfolio Structure

The Fund's net assets of $165 million were diversified among 11 long-term sectors and 67 credits. At the end of May, the portfolio's weighted average maturity and call protection were 18 and 6 years, respectively. Average duration, a measure of sensitivity to interest-rate changes, was 7.7 years. Generally, bonds with longer durations have greater volatility. Nonrated securities comprised more than half of OIA's assets. The bonds of two issuers representing less than one percent of net assets were not accruing interest. In addition, one other issue, representing less than one percent of net assets, was accruing income but may have difficulty with future debt service payments. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

Looking Ahead

The Federal Reserve Board's cautious approach toward tightening has helped stabilize the fixed-income markets. However, we believe that the economic recovery will eventually lead the Fed to raise short-term interest rates. The Fund's credit exposure in the municipal high yield category, will continue to be managed with a preference for better than average quality within the non-rated category.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Morgan Stanley Municipal Income Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley Municipal Income Opportunities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Municipal Income Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF MAY 31, 2002
(% OF NET ASSETS)

IDR/PCR*                                        18%
MORTGAGE                                        16%
HOSPITAL                                        14%
NURSING & HEALTH                                13%
RETIREMENT                                       9%
RECREATIONAL                                     8%
TAX ALLOCATION                                   7%
TRANSPORTATION                                   5%

*    INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF MAY 31, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA                          7%
Aa or AA                            1%
A or A                              4%
Baa or BBB                         26%
Ba or BB                            5%
NR                                 57%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

(DISTRIBUTION BY MATURITY BAR GRAPH)

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                                                            WEIGHTED AVERAGE
                                                            MATURITY:18 YEARS

1-5 YEARS                                                        0.8%
5-10 YEARS                                                      19.9%
10-15 YEARS                                                     15.3%
15-20 YEARS                                                     22.6%
20-30 YEARS                                                     38.5%
30+ YEARS                                                        2.9%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued



                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                  MAY 31, 2002


                                                           WEIGHTED AVERAGE
                                                       CALL PROTECTION: 6 YEARS
                                PERCENT CALLABLE

2002                                                                        9.0%
2003                                                                        3.0%
2004                                                                        6.0%
2005                                                                       10.0%
2006                                                                        5.0%
2007                                                                        3.0%
2008                                                                       14.0%
2009                                                                       10.0%
2010                                                                       10.0%
2011                                                                        9.0%
2012+                                                                      21.0%

                                                            WEIGHTED AVERAGE
                                                            BOOK YIELD: 7.5%
                               COST (BOOK) YIELD*


2002                                                                        9.6%
2003                                                                        7.8%
2004                                                                        9.7%
2005                                                                        6.8%
2006                                                                        7.4%
2007                                                                        5.9%
2008                                                                        6.4%
2009                                                                        6.5%
2010                                                                        7.1%
2011                                                                        6.9%
2012+                                                                       8.4%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 9.6% ON 9% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust
RESULTS OF ANNUAL MEETING

                             *         *         *

On December 18, 2001, an annual meeting of the Fund's shareholders was held for the purpose of voting on one matter, the results of which were as follows:

(1) Election of Trustees:

Edwin J. Garn
For..................................................  16,572,508
Withheld.............................................     211,912
Michael E. Nugent
For..................................................  16,594,720
Withheld.............................................     189,700
Philip J. Purcell
For..................................................  16,506,232
Withheld.............................................     278,188

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson and John L. Schroeder.

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2002

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.2%)
            Educational Facilities Revenue (1.5%)
$  1,500    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11    $  1,620,300
   1,000    New Jersey Educational Facilities Authority, Fairleigh
              Dickinson University 1998 Ser G.........................   5.70    07/01/28         909,600
--------                                                                                     ------------
   2,500                                                                                        2,529,900
--------                                                                                     ------------
            Hospital Revenue (13.5%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28       1,932,000
   1,000    Illinois Health Facilities Authority, Riverside Health Ser
              2000....................................................   6.85    11/15/29       1,068,200
   2,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31       1,959,600
   2,000    Kentucky Economic Development Finance Authority,
              Appalachian Regional Healthcare Inc Refg & Impr Ser
              1997....................................................   5.875   10/01/22       1,703,960
   2,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Ser 2000.................   6.75    07/01/30       2,157,860
            Massachusetts Health & Educational Facilities Authority,
   2,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/14       2,093,500
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/22       3,085,500
   3,000    Henderson, Nevada, Catholic Health West 1998 Ser A........   5.375   07/01/26       2,638,050
   1,500    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A....   6.00    05/01/28       1,169,955
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27       1,995,240
   1,440    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser B................................   5.875   11/01/11       1,422,734
   1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50    04/15/31         998,610
--------                                                                                     ------------
  22,940                                                                                       22,225,209
--------                                                                                     ------------
            Industrial Development/Pollution Control Revenue (17.9%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50    12/01/24       1,945,080
     360    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125   09/01/11         358,168
            Chicago, Illinois,
   1,000      Chicago O'Hare Int'l Airport/United Airlines Inc Ser
              1999 A..................................................   5.35    09/01/16         525,770
   2,000      Chicago O'Hare Int'l Airport/United Airlines Inc Refg
              Ser 2001 C..............................................   6.30    05/01/16       1,040,820
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27       1,330,290
   1,001    Michigan Strategic Fund, Kasle Steel Corp Ser 1989
              (AMT)...................................................   9.375   10/01/06       1,002,964

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  2,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 2000 (AMT).............................   7.00%   11/15/30    $  1,933,040
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18       1,113,285
     700    Zanesville-Muskingum County Port Authority, Ohio, Anchor
              Glass Container Corp Ser 1989 B (AMT)...................  10.25    12/01/08         701,561
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20       2,170,560
   4,000    Carbon County Industrial Development Authority,
              Pennsylvania Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10       4,257,480
   4,250    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988................................................   7.50    09/01/08       4,147,490
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              2001 C (AMT)............................................   5.75    05/01/36       1,003,770
            Pittsylvania County Industrial Development Authority,
              Virginia,
   4,500      Multi-Trade of Pittsylvania County Ser 1994 A (AMT).....   7.45    01/01/09       4,468,995
   1,500      Multi-Trade of Pittsylvania County Ser 1994 A (AMT).....   7.50    01/01/14       1,466,715
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25       2,095,660
--------                                                                                     ------------
  31,311                                                                                       29,561,648
--------                                                                                     ------------
            Mortgage Revenue - Multi-Family (6.7%)
            Washington County Housing & Redevelopment Authority, Minnesota,
   3,885      Courtly Park Ser 1989 A.................................   9.75    06/15/19       3,122,219
   1,165      Courtly Park Ser 1989 A (AMT)...........................  10.25    06/15/19         935,961
  24,080      Courtly Park Ser 1989 B.................................   0.00    06/15/19         361,199
   8,678      Courtly Park Ser 1989 B (AMT)...........................   0.00    06/15/19         130,168
            White Bear Lake, Minnesota,
   3,715      White Bear Woods Apts Phase II Refg 1989 Ser A..........   9.75    06/15/19       3,342,311
  19,852      White Bear Woods Apts Phase II Refg 1989 Ser B..........   0.00    06/15/19         297,776
   3,000    Brookhaven Industrial Development Agency, New York,
              Woodcrest Estates Ser 1998 A (AMT)......................   6.375   12/01/37       2,843,340
--------                                                                                     ------------
  64,375                                                                                       11,032,974
--------                                                                                     ------------
            Mortgage Revenue - Single Family (9.6%)
            Colorado Housing & Finance Authority,
     775      1996 Ser B (AMT)........................................   7.65    11/01/26         822,779
   2,675      Ser 1998 D-2 (AMT)......................................   6.35    11/01/29       2,841,225
  43,150    New Hampshire Housing Finance Authority, Residential 1983
              Ser.....................................................   0.00    01/01/15      12,120,403
--------                                                                                     ------------
  46,600                                                                                       15,784,407
--------                                                                                     ------------
            Nursing & Health Related Facilities Revenue (12.7%)
            Escambia County, Florida,
   6,475      Pensacola Care Development Centers Ser 1989.............  10.25    07/01/11       6,484,583
   1,485      Pensacola Care Development Centers Ser 1989 A...........  10.25    07/01/11       1,487,198
   1,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34         838,650

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  2,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25%   07/01/25    $  2,365,780
   2,330    Jefferson County, Kentucky, AHF/Kentucky-Iowa Inc Ser
              1990**..................................................  10.25    01/01/20       1,514,780
   1,400    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13       1,460,564
   1,950    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18       1,703,364
   1,000    Massachusetts Health & Educational Facilities Authority,
              The Learning Center for Deaf Children Ser C.............   6.125   07/01/29         889,910
   1,040    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.00    06/01/09       1,020,833
            Kirbyville Health Facilities Development Authority, Texas,
   3,727      Heartway III Corp Ser 1998 A............................  10.00    03/20/18       3,171,693
     642      Heartway III Corp Ser 1998 B (a)........................   6.00    03/20/04          32,100
--------                                                                                     ------------
  23,049                                                                                       20,969,455
--------                                                                                     ------------
            Recreational Facilities Revenue (8.0%)
   2,000    West Jefferson Amusement & Public Park Authority, Alabama,
              VisionLand Ser 1999 (a).................................   6.375   02/01/29         316,000
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30       1,970,660
   1,000    San Diego County, California, San Diego Natural History
              Museum COPs.............................................   5.70    02/01/28         992,180
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.35    09/01/31       1,927,700
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11       1,074,610
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27         979,940
   2,000    American National Fish & Wildlife Museum District,
              Missouri, Ser 1999......................................   7.00    09/01/19       1,970,020
   2,000    St Louis Industrial Development Authority, Missouri, St
              Louis Convention Center Headquarters Hotel Ser 2000
              (AMT)...................................................   6.875   12/15/20       2,007,500
   2,000    Austin Convention Enterprises, Texas, Convention Center
              Hotel Senior Ser 2000 A.................................   6.70    01/01/32       2,015,660
--------                                                                                     ------------
  15,010                                                                                       13,254,270
--------                                                                                     ------------
            Retirement & Life Care Facilities Revenue (8.7%)
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30       1,001,880
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23       1,305,225

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            New Jersey Economic Development Authority,
$  1,000      Cedar Crest Village Inc Ser 2001A.......................   7.25%   11/15/31    $    978,900
   1,000      Franciscan Oaks Ser 1997................................   5.70    10/01/17         883,130
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31         991,660
   2,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25       1,660,980
   2,000    Glen Cove Housing Authority, New York, Mayfair at Glen
              Cove Ser 1996 (AMT).....................................   8.25    10/01/26       2,141,740
   3,250    Suffolk County Industrial Development Agency, New York,
              Jefferson's Ferry Ser 1999..............................   7.25    11/01/28       3,377,693
   2,100    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29       2,036,601
--------                                                                                     ------------
  14,850                                                                                       14,377,809
--------                                                                                     ------------
            Tax Allocation Revenue (7.1%)
   3,350    Crestwood, Illinois, Refg Ser 1994........................   7.25    12/01/08       3,486,512
   2,000    Anne Arundel County, Maryland, National Business Park Ser
              2000....................................................   7.375   07/01/28       2,135,440
   4,000    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A
              Refg....................................................   7.00    10/01/21       4,068,880
   2,000    Las Vegas, Nevada, District No. 808 Summerlin Area Ser
              2001....................................................   6.75    06/01/21       2,016,700
--------                                                                                     ------------
  11,350                                                                                       11,707,532
--------                                                                                     ------------
            Transportation Facilities Revenue (5.1%)
   7,500    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/15       3,843,300
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13       2,191,000
   1,000    Nevada Department of Business and Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40         953,480
   2,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50    08/15/28       1,465,360
--------                                                                                     ------------
  12,500                                                                                        8,453,140
--------                                                                                     ------------
            Water & Sewer Revenue (1.3%)
   2,000    Northern Palm Beach County Improvement District, Florida,
--------      Water Control & Improvement #9A Ser 1996 A..............   7.30    08/01/27       2,116,520
                                                                                             ------------
            Refunded (4.1%)
   5,260    Ann Arbor Economic Development Corporation, Michigan,
              Glacier Hills Inc Ser 1989 (ETM)........................   8.375   01/15/19       6,793,763
--------                                                                                     ------------
 251,745    Total Tax-Exempt Municipal Bonds (Cost $172,215,353)..........................    158,806,627
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Tax-Exempt Municipal Obligations (1.5%)
$  1,445    Clark County School District, Nevada, Ser 2001 B (Demand
              06/01/02)...............................................   1.50*%  06/15/21    $  1,445,000
     290    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988................................................   7.50    09/01/02         289,565
     600    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 1994 (Demand 06/01/02)....   1.55*   12/01/25         600,000
     130    Lincoln County, Wyoming, Exxon Corp Ser 1984 C (Demand
              06/01/02)...............................................   1.50*   11/01/14         130,000
--------                                                                                     ------------
   2,465    Total Short-Term Tax-Exempt Municipal Obligations (Cost $2,465,000)...........      2,464,565
--------                                                                                     ------------
$254,210    Total Investments (Cost $174,680,353) (c)...........................    97.7%     161,271,192
========
            Other Assets In Excess Of Liabilities...............................     2.3        3,747,415
                                                                                   -----     ------------
            Net Assets..........................................................   100.0%    $165,018,607
                                                                                   =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    *       Current coupon of variable rate security.
    **      Issuer has entered into a forbearance agreement for partial payment of debt service.
    ++      Joint exemption in locations shown.
   (a)      Bond in default; non-income producing security.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $4,682,893 and
            the aggregate gross unrealized depreciation is $18,092,054, resulting in net unrealized depreciation of $13,409,161.

Bond Insurance:
--------------
  Ambac     Ambac Assurance Corporation.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     0.2%
Arkansas................     1.2
California..............     3.9
Colorado................     5.7
Connecticut.............     1.2
District of Columbia....     0.2
Florida.................     8.6
Illinois................     3.7
Indiana.................     1.2
Iowa....................     2.2
Kentucky................     1.9
Louisiana...............     0.9
Maryland................     2.6
Massachusetts...........     5.5
Michigan................     4.7
Minnesota...............     5.0
Missouri................     4.9
Nevada..................     4.3
New Hampshire...........     8.1
New Jersey..............     5.7
New York................     6.5
Ohio....................     1.1
Pennsylvania............     3.9
South Carolina..........     2.7
Tennessee...............     0.6
Texas...................     4.1
Vermont.................     1.2
Virginia................     4.7
West Virginia...........     1.3
Wyoming.................     0.1
Joint Exemption*........    (0.2)
                            ----
Total...................    97.7%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2002

Assets:
Investments in securities, at value (cost $174,680,353).....  $161,271,192
Cash........................................................        97,492
Receivable for:
    Interest................................................     3,337,144
    Investments sold........................................       573,347
Prepaid expenses and other assets...........................         6,640
                                                              ------------
    Total Assets............................................   165,285,815
                                                              ------------
Liabilities:
Payable for:
    Investment advisory fee.................................        78,974
    Administration fee......................................        47,384
Accrued expenses............................................       140,850
                                                              ------------
    Total Liabilities.......................................       267,208
                                                              ------------
    Net Assets..............................................  $165,018,607
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $198,569,293
Net unrealized depreciation.................................   (13,409,161)
Accumulated undistributed net investment income.............     1,771,748
Accumulated net realized loss...............................   (21,913,273)
                                                              ------------
    Net Assets..............................................  $165,018,607
                                                              ============
Net Assets Value Per Share,
  20,932,272 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................         $7.88
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2002

Net Investment Income:

Interest Income.............................................  $13,123,025
                                                              -----------
Expenses
Investment advisory fee.....................................      837,391
Administration fee..........................................      502,435
Transfer agent fees and expenses............................       61,604
Professional fees...........................................       46,355
Shareholder reports and notices.............................       28,951
Registration fees...........................................       25,870
Trustees' fees and expenses.................................       20,114
Custodian fees..............................................        7,583
Other.......................................................       10,875
                                                              -----------
    Total Expenses..........................................    1,541,178
Less: expense offset........................................       (7,572)
                                                              -----------
    Net Expenses............................................    1,533,606
                                                              -----------
    Net Investment Income...................................   11,589,419
                                                              -----------
Net Realized and Unrealized Loss:
Net realized loss...........................................     (734,744)
Net change in unrealized depreciation.......................   (1,966,899)
                                                              -----------
    Net Loss................................................   (2,701,643)
                                                              -----------
Net Increase................................................  $ 8,887,776
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS
                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2002   MAY 31, 2001
                                                              ------------   ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 11,589,419   $ 11,640,079
Net realized loss...........................................      (734,744)       (73,185)
Net change in unrealized depreciation.......................    (1,966,899)     5,678,662
                                                              ------------   ------------
    Net Increase............................................     8,887,776     17,245,556

Dividends to shareholders from net investment income........   (11,931,193)   (12,381,937)
Decrease from transactions in shares of beneficial
  interest..................................................       --            (711,802)
                                                              ------------   ------------

    Net Increase (Decrease).................................    (3,043,417)     4,151,817
Net Assets:
Beginning of period.........................................   168,062,024    163,910,207
                                                              ------------   ------------
End of Period
(Including accumulated undistributed net investment income
of $1,771,748 and $2,093,963, respectively).................  $165,018,607   $168,062,024
                                                              ============   ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Municipal Income Opportunities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Municipal Income Opportunities Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2002 aggregated $11,163,688 and $14,334,797, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At May 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $4,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 continued

May 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,036. At May 31, 2002, the Fund had an accrued pension liability of $57,677, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2000.......................................  21,027,672   $210,276    $199,070,963
Treasury shares purchased and retired (weighted average
  discount 6.24%)*..........................................     (95,400)      (954)       (710,848)
                                                              ----------   --------    ------------
Balance, May 31, 2001.......................................  20,932,272   $209,322    $198,360,115
Reclassification due to permanent book/tax differences......          --         --            (144)
                                                              ----------   --------    ------------
Balance, May 31, 2002.......................................  20,932,272   $209,322    $198,359,971
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. FEDERAL INCOME TAX STATUS

During the year ended May 31, 2002, the Fund utilized approximately $384,000 of its net capital loss carryover. At May 31, 2002, the Fund had a net capital loss carryover of approximately $20,796,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

          AMOUNT IN THOUSANDS
---------------------------------------
 2003      2004    2006   2008    2009
-------   ------   ----   ----   ------
$10,137   $5,243   $700   $87    $4,629
=======   ======   ====   ===    ======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,117,000 during fiscal 2002.

As of May 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $1,000, paid-in capital was charged $144 and accumulated net realized loss was credited $1,144.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 continued

6. DIVIDENDS

The Fund declared the following dividends from net investment income:

     DECLARATION         AMOUNT          RECORD             PAYABLE
        DATE            PER SHARE         DATE                DATE
---------------------   ---------   -----------------  ------------------
 March 26, 2002          $0.0475      June 7, 2002       June 21, 2002
  June 25, 2002           0.0475      July 5, 2002       July 19, 2002
  June 25, 2002           0.0475     August 9, 2002     August 23, 2002
  June 25, 2002           0.0475    September 6, 2002  September 20, 2002

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At May 31, 2002, the Fund did not hold positions in residual interest bonds.

9. CHANGE IN ACCOUNTING POLICY

Effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $20,559 increase in the cost of securities and a corresponding increase to accumulated undistributed net investment income based on securities held as of May 31, 2001.

The effect of this change for the year ended May 31, 2002 was to increase net investment income by $23,202; increase unrealized depreciation by $22,058; and increase net realized loss by $1,144. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Municipal Income Opportunities Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED MAY 31,
                                                          ---------------------------------------------------------------------
                                                            2002           2001           2000           1999           1998
                                                          ---------      ---------      ---------      ---------      ---------
Selected Per Share Data:
Net asset value, beginning of the period................     $8.03          $7.79          $8.69         $ 8.80         $ 8.47
                                                             -----          -----          -----         ------         ------
Income (loss) from investment operations:
    Net investment income*..............................      0.55           0.55           0.57           0.61           0.60
    Net realized and unrealized gain (loss).............     (0.13)          0.28          (0.85)         (0.13)          0.31
                                                             -----          -----          -----         ------         ------
Total income (loss) from investment operations..........      0.42           0.83          (0.28)          0.48           0.91
                                                             -----          -----          -----         ------         ------
Less dividends from net investment income...............     (0.57)         (0.59)         (0.62)         (0.59)         (0.58)
                                                             -----          -----          -----         ------         ------
Net asset value, end of period..........................     $7.88          $8.03          $7.79         $ 8.69         $ 8.80
                                                             =====          =====          =====         ======         ======
Market value, end of period.............................     $8.08          $8.53          $8.25         $9.438         $8.688
                                                             =====          =====          =====         ======         ======
Total Return+...........................................      1.42%         10.78%         (5.94)%        15.65%          5.87%
Ratios to Average Net Assets:
Expenses (before expense offset)........................      0.92%          0.93%          0.93%          0.96%(1)       1.04%
Net investment income...................................      6.92%(2)       6.95%          6.95%          6.89%          6.98%
Supplemental Data:
Net assets, end of period, in thousands.................  $165,019       $168,062       $163,910       $183,200       $185,496
Portfolio turnover rate.................................         7%            16%            13%            16%            20%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
    (1)  Does not reflect the effect of expense offset of 0.01%.
    (2) Effective June 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended May 31, 2002 was to increase the ratio of net investment income to average net assets by 0.01%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Municipal Income Opportunities Trust, including the portfolio of investments, as of May 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 9, 2002
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended May 31, 2002, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Municipal Income Opportunities Trust

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:
                                                                                                              NUMBER OF
                                                                                                              PORTFOLIOS
                                                                                                              IN FUND
                                       POSITION(S)  TERM OF OFFICE                                            COMPLEX
      NAME, AGE AND ADDRESS OF          HELD WITH   AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST       OVERSEEN BY
         INDEPENDENT TRUSTEE           REGISTRANT    TIME SERVED*                 5 YEARS                     TRUSTEE**
-------------------------------------  -----------  --------------  -----------------------------------       -------
Michael Bozic (61)                     Trustee      Trustee since   Retired; Director or Trustee of the           129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Trustee since   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             January 1993    Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

      NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE           OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                             NUMBER OF
                                                                                                             PORTFOLIOS
                                                                                                             IN FUND
                                       POSITION(S)  TERM OF OFFICE                                           COMPLEX
      NAME, AGE AND ADDRESS OF          HELD WITH   AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY
         INDEPENDENT TRUSTEE           REGISTRANT    TIME SERVED*                 5 YEARS                    TRUSTEE**
-------------------------------------  -----------  --------------  -----------------------------------      -------
Dr. Manuel H. Johnson (53)             Trustee      Trustee since   Chairman of the Audit Committee and          129
c/o Johnson Smick International, Inc.               July 1991       Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Trustee since   Chairman of the Insurance Committee          207
c/o Triumph Capital, L.P.                           July 1991       and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).

John L. Schroeder (71)                 Trustee      Trustee since   Retired; Chairman of the                     129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Derivatives Committee and Director
Counsel to the Independent Trustees                                 or Trustee of the Morgan Stanley
1675 Broadway                                                       Funds and the TCW/DW Term Trusts;
New York, NY                                                        formerly Executive Vice President
                                                                    and Chief Investment Officer of the
                                                                    Home Insurance Company (August
                                                                    1991-September 1995).


      NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE           OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).
Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

John L. Schroeder (71)                 Director of Citizens Communications
c/o Mayer, Brown, Rowe & Maw           Company (telecommunications
Counsel to the Independent Trustees    company).
1675 Broadway
New York, NY

Morgan Stanley Municipal Income Opportunities Trust

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:
                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                     POSITION(S)       TERM OF OFFICE                                                   COMPLEX
   NAME, AGE AND ADDRESS OF           HELD WITH        AND LENGTH OF                                                    OVERSEEN BY
      INTERESTED TRUSTEE             REGISTRANT         TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      TRUSTEE**
------------------------------  ---------------------  --------------  -------------------------------------------      -------
Charles A. Fiumefreddo (69)     Chairman, Director or  Trustee since   Chairman, Director or Trustee and Chief              129
c/o Morgan Stanley Trust        Trustee and Chief      July 1991       Executive Officer of the Morgan Stanley
Harborside Financial Center,    Executive Officer                      Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and
Jersey City, NJ                                                        Director of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998).

James F. Higgins (54)           Trustee                Trustee since   Senior Advisor of Morgan Stanley (since              129
c/o Morgan Stanley Trust                               June 2000       August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Trustee since   Director or Trustee of the Morgan Stanley            129
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

   NAME, AGE AND ADDRESS OF       OTHER DIRECTORSHIPS HELD BY
      INTERESTED TRUSTEE                    TRUSTEE
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:
                                                      TERM OF
                                    POSITION(S)      OFFICE AND
    NAME, AGE AND ADDRESS OF         HELD WITH       LENGTH OF
       EXECUTIVE OFFICER            REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (48)            President        President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                        since May 1999  Investment Management (since December 1998); President,
New York, NY                                                       Director (since April 1997) and Chief Executive Officer
                                                                   (since June 1998) of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman, Chief Executive Officer and
                                                                   Director of the Distributor (since June 1998); Chairman and
                                                                   Chief Executive Officer (since June 1998) and Director
                                                                   (since January 1998) of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the Morgan
                                                                   Stanley Funds and TCW/DW Term Trusts (since May 1999);
                                                                   Trustee of various Van Kampen investment companies (since
                                                                   December 1999); previously Chief Strategic Officer of the
                                                                   Investment Manager and Morgan Stanley Services and Executive
                                                                   Vice President of the Distributor (April 1997-June 1998),
                                                                   Vice President of the Morgan Stanley Funds (May 1997-April
                                                                   1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Vice            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    President,      (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel  Secretary and   Management; Managing Director (since December 2000), and
                                                   General         Secretary and General Counsel (since February 1997) and
                                                   Counsel since   Director (since July 1998) of the Investment Manager and
                                                   February 1997   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Treasurer       First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           since April     Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                       1989            Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

James F. Willison (58)            Vice President   Since February  Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        1993            Advisor and/or its investment management affiliates for over
New York, NY                                                       5 years.

Wayne Godlin (41)                 Vice President   Since October   Executive Director and Portfolio Manager of the Investment
1 Parkview Plaza                                   2001            Advisor and/or its investment management affiliates for over
Oakbrook Terrace, IL                                               5 years.

Julie Morrone (39)                Vice President   Since July      Vice President and Portfolio Manager of the Investment
1221 Avenue of the Americas                        1999            Advisor for over 5 years.
New York, NY

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie Morrone
Vice President

Wayne Godlin
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

38538

MORGAN STANLEY
MUNICIPAL INCOME
OPPORTUNITIES TRUST

Annual Report
May 31, 2002